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LAWRENCE A. SAMPLATSKY
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103-1106
TELEPHONE: (860) 466 - 3833
FACSIMILE: (860) 466 - 1778

VIA EDGAR

May 5, 2008

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N. E.
Washington, D.C. 20549


Re: LLANY Separate Account S for Flexible Premium Variable Life Insurance
     (the "Separate Account")
    Lincoln Life & Annuity Company of New York ("LNY")
    File No. 333-141773; 811- 09257; CIK: 0001081039
    Rule 497(j) Filing

To the Commission:

On behalf of Lincoln Life & Annuity Company of placeStateNew York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LNY in these matters.

LNY, as Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on April 18, 2008.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel